Significant Accounting Judgments, Estimates, and Assumptions	9 Months Ended
Jul. 31, 2022
Significant Accounting Judgments Estimates And Assumptions
Significant Accounting Judgments, Estimates, and Assumptions
NOTE 3:  SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES, AND ASSUMPTIONS
The estimates used in the Bank’s accounting policies are essential to understanding its results of operations and financial condition. Some of the Bank’s policies require subjective, complex judgments and estimates as they relate to matters that are inherently uncertain. Changes in these judgments or estimates and changes to accounting standards and policies could have a materially adverse impact on the Bank’s Interim Consolidated Financial Statements. The Bank has established procedures to ensure that accounting policies are applied consistently and that the processes for changing methodologies, determining estimates, and adopting new accounting standards are well-controlled and occur in an appropriate and systematic manner. Refer to Note 3 of the Bank’s 2021 Annual Consolidated Financial Statements for a description of significant accounting judgments, estimates, and assumptions.
Interest Rate Benchmark Reform
Effective December 31, 2021, the publication of London Inter-Bank Offered Rate (LIBOR) settings has ceased for all sterling, Japanese yen, Swiss franc, and euro settings as well as the one-week and two-month US LIBOR settings. The Bank continues to progress on its transition plan for the overnight, one-month, three-month, six-month and twelve-month US LIBOR settings which will cease to be published immediately after June 30, 2023.
On May 16, 2022, Refinitiv Benchmark Services (UK) Ltd. (RBSL), the administrator of the Canadian Dollar Offered Rate (CDOR), announced that the calculation and publication of all tenors of CDOR will permanently cease following a final publication on June 28, 2024. The announcement follows the completion of RBSL’s public consultation regarding the potential cessation of CDOR. CDOR is currently the primary interest rate benchmark in Canada and is widely used in Canadian dollar financial instruments including derivatives, loans, floating rate notes, and as a daily benchmark reference rate for Canadian Bankers’ Acceptance (BA) borrowings.
The Bank has incorporated this development into its benchmark rate reform plan to ensure an orderly transition and to manage the impact through appropriate mitigating actions. These actions include incorporating appropriate fallback language in contracts, making available new products referencing the Canadian Overnight Repo Rate Average (CORRA) or other alternative reference rates (ARRs), preparing to cease the issuance of CDOR-based financial instruments, transitioning legacy CDOR-based contracts, and preparing for overall operational readiness.
The following table discloses the Bank’s exposure to financial instruments referencing CDOR that have yet to transition to an ARR and mature after June 28, 2024, including certain demand deposits that have no specific maturity.
Exposures to Interest Rate Benchmarks Subject to IBOR Reform

(millions of Canadian dollars)						As at July 31, 2022
	Non-derivative financial assets 1		Non-derivative financial liabilities 2			Derivatives	Off-balance sheet commitments 3
	Carrying amount		Carrying amount	Notional 4	Positive fair value	Negative fair value	Contractual amount
CDOR	$18,137		$29,523	$2,510,492	$2,362	$3,373	$26,864
Cross-currency swaps
CDOR/ US LIBOR	n/a	5	n/a	132,965	1,574	1,617	n/a
CDOR / other rates 6	n/a		n/a	75,431	1,002	1,463	n/a
	n/a		n/a	208,396	2,576	3,080	n/a
Total	$18,137		$29,523	$2,718,888	$4,938	$6,453	$26,864
1
Loans reported under non-derivative financial assets represent the drawn amounts and exclude allowance for loan losses.

As at July 31, 2022, the carrying amount of non-derivative financial assets indexed to CDOR was $18 billion, of which $12 billion relates to Customers’ liability under acceptances, $2 billion relates to Loans, and $2 billion relates to Debt securities at amortized cost.

2
As at July 31, 2022, the carrying amount of non-derivative financial liabilities indexed to CDOR was $30 billion, of which $12 billion relates to Acceptances
,

$9
billion relates to Subordinated notes and debentures, and $5 billion relates to demand deposits with no specific maturity.

3
Many of the Bank’s corporate loan facilities permit the borrower to select the benchmark interest rate upon drawing on the facility. Based on the Bank’s historical experience, the benchmark interest rate selected by the borrower is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is the same as the facility currency for the purpose of this disclosure.

4
As at July 31, 2022, the notional amount of derivatives indexed to CDOR
1-month
and
3-month
tenors in qualifying hedge accounting relationships that are maturing after June 28, 2024 and have yet to transition to an ARR was $124 billion for those hedging interest rate risk and $98 billion for those hedging foreign exchange risk.

5	Not applicable.
6	“Other rates” refer to rates that are not subject to IBOR reform or have already been reformed.
Impairment – Expected Credit Loss Model
The expected credit loss (ECL) model requires the application of estimates and judgment in the assessment of the current and forward-looking economic environment. There remains considerable uncertainty regarding the economic trajectory, and management continues to exercise expert credit judgment in assessing if an exposure has experienced significant increase in credit risk since initial recognition and in determining the amount of ECLs at each reporting date. To the extent that certain effects are not fully incorporated into the model calculations, temporary quantitative and qualitative adjustments have been applied.